SHAREHOLDERS' EQUITY (Details Textual) (USD $)	1 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended		1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended					12 Months Ended			12 Months Ended							1 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Aug. 31, 2012	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Common Stock [Member]	Sep. 30, 2013 Common Stock [Member]	Sep. 30, 2013 Common Stock [Member]	Dec. 31, 2012 Common Stock [Member]	Dec. 31, 2011 Common Stock [Member]	Dec. 31, 2011 Common Stock [Member] Maximum [Member]	Sep. 30, 2013 Common Stock [Member] Maximum [Member]	Dec. 31, 2012 Common Stock [Member] Maximum [Member]	Dec. 31, 2011 Common Stock [Member] Minimum [Member]	Sep. 30, 2013 Common Stock [Member] Minimum [Member]	Dec. 31, 2012 Common Stock [Member] Minimum [Member]	Dec. 31, 2012 Treasury Stock [Member]	Dec. 31, 2011 Treasury Stock [Member]	Dec. 31, 2010 Series A Preferred Stock [Member]	Sep. 30, 2013 Series A Preferred Stock [Member]	Dec. 31, 2012 Series A Preferred Stock [Member]	Dec. 31, 2011 Series A Preferred Stock [Member]	Mar. 22, 2010 Series A Preferred Stock [Member]	Dec. 31, 2012 Series B Convertible Preferred Stock [Member]	Jun. 30, 2010 Series B Convertible Preferred Stock [Member]	Sep. 30, 2013 Series B Convertible Preferred Stock [Member]	Mar. 27, 2013 Series B Convertible Preferred Stock [Member]	Jun. 26, 2010 Series B Convertible Preferred Stock [Member]	Mar. 22, 2010 Series B Convertible Preferred Stock [Member]	Sep. 30, 2013 Series F Non Convertible Preferred Stock [Member]	Dec. 31, 2012 Series F Non Convertible Preferred Stock [Member]
Preferred stock, shares authorized		10,000,000		10,000,000		10,000,000		10,000,000	10,000,000																		100						7,000,000	1,000,000	1,000,000
Preferred stock, par value (in dollars per share)		$ 0.001		$ 0.001		$ 0.001		$ 0.001	$ 0.001																		$ 0.001						$ 0.001	$ 0.001	$ 0.001
Preferred stock, share issued		0		0		0		0	7,000,100															100	100	100	100	10,000,000		7,000,000		7,000,000		0	0
Share Issue Price									$ 0.895						$ 1.50	$ 0.45	$ 0.71	$ 0.50	$ 0.36	$ 0.40							$ 1					$ 1.00		$ 1.00	$ 1.00
Share Issue Price One																$ 0.527			$ 0.36
Shares Issued For Cash																											$ 100
Preferred stock, share outstanding		0		0		0		0	7,000,100															100	100	100		10,000,000		7,000,000	7,000,000			0	0
Preferred Stock, Voting Rights																							Each outstanding share of the Series A Preferred Stock shall represent its proportionate share of the 80%
Issue of common stock for settlement of debts, Value								17,863,417	11,512,386		3,327,000	13,782,651	32,065	15,619							0	0
Issue of common stock for settlement of debts, shares											8,092,730	28,261,707	32,064,588	15,619,397							0	0
Stock Repurchased During Period, Shares									1,000,000					8,620,000															7,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period			100,000			297,209			2,760,729		297,209	297,209	906,000	2,760,729
Share Based Compensation Arrangement By Share Based Payment Award Fair Value Price Of Stock											$ 0.45	$ 0.45	$ 0.40		$ 1.01			$ 0.895
Preferred Stock, Redemption Price Per Share		$ 3.40						$ 3.40																										$ 3.40
Share Exchange Agreement Shares Exchangeable										3,000,000																		3,000,000
Common Stock Shares Authorized Pre Amendment		100,000,000
Common Stock Shares Authorized Post Amendment		130,000,000
Common stock, shares issued		100,004,850		128,563,766	91,931,287	128,563,766	91,931,287	100,004,850	67,034,262
Common stock, shares oustanding		100,004,850		128,563,766	91,931,287	128,563,766	91,931,287	100,004,850	67,034,262
Number Of Preferred Stock Shares Cancelled																															3,000,000
Gain on extinguishment of debts				160,997	641,831	1,212,010	1,459,343	1,666,386	987,518
Maximum Aggregate Gross Proceeds From Issuance Initial Public Offering Authorized	26,250,000
Description Of Public Offering	On March 28, 2013, the Company filed a prospectus related to a public offering of Common Stock of the Company for maximum aggregate gross proceeds of $26,250,000 within a period not to exceed 180 days from the date of this prospectus.
Treasury Stock Acquired, Average Cost Per Share									$ 1.25
Stock Issued During Period, Shares, Issued For Services			806,000						1,800,000					1,800,000
Stock Issued During Period, Value, Issued for Services						133,744	357,870	362,400	4,278,114					1,620,000
Stock Repurchased During Period, Value														1,579,400
Share Purchase Price															$ 0.78			$ 0.01
Gains (Losses) on Extinguishment of Debt, Total				$ 160,997	$ 641,831	$ 1,212,010	$ 1,459,343	$ 1,666,386	$ 987,518